FINANCIAL STATEMENT DETAILS - Factoring of trade receivables (Details) € in Millions, $ in Millions		9 Months Ended		12 Months Ended
	Nov. 15, 2018 EUR (€)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commitment fee percent	0.10%
Factofrance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Factoring fee percent	0.10%
Debtor credit default commission percent	0.05%
Commitment fee percent						0.10%	0.10%
Maximum total funding amount	€ 150.0					€ 150.0	$ 175.4		$ 182.8
Restricted cash collateral						€ 4.0	4.7	€ 4.4	5.4
Receivables sold		$ 483.1	$ 471.5	$ 668.2	$ 553.4
Advances received		475.4	433.2	584.0	459.9
Activity, net of fees and reserves		7.7	38.3	84.2	93.5
Amount collected from customers and remitted		$ 486.6	$ 426.8	$ 594.1	463.6
Funded status					$ 35.9		$ 45.8		$ 40.8